Note 14 - Capital and Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of convertible debentures [text block]
Accrued interest as at	Share issuance date	Number of shares	Amount $

March 31, 2017	April 7, 2017	9,496	17
June 30, 2017	August 15, 2017	23,885	40
September 30, 2017	December 27, 2017	22,783	40
December 31, 2017	March 27, 2018	33,605	40
March 31, 2018	June 6, 2018	30,348	40
June 30, 2018	August 21, 2018	51,807	40
September 30, 2018	October 31, 2018	23,723	40
		195,647	257

Class of warrant or right outstanding [text block]
	March 31, 2019		March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)
	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount
		$		$		$		$
Liability
May 2018 Public offering Warrants 2018 (i)	10,188,100	8,246	-	-	-	-	-	-
Series December 2017 US Public offering Warrants 2017 (ii)	9,801,861	8,017	9,802,935	6,405	-	-	-	-
Series 8 Public offering Warrants December 2013 (iii)	-	-	18,400,000	21	18,400,000	209	18,400,000	187
	19,989,961	16,263	28,202,935	6,426	18,400,000	209	18,400,000	187
Equity
Public offering warrants
Public offering broker warrants May 2018 (iv)	547,975	283	-	-	-	-	-	-
Public offering U.S. broker warrants December 2017 (v)	495,050	406	495,050	406	-	-	-	-
Public offering warrants February 2017 (vi)	1,904,034	-	1,904,034	-	1,965,259	-	1,965,259	-
Private Placement- contingent warrants
2017 unsecured convertible debenture conversion option and contingent warrants (vii)	1,052,630	309	1,052,630	309	1,052,630	309	1,052,630	309
Series 9 Private Placement warrants 2013 (viii)	-	-	161,654	-	161,654	-	161,654	-
Series 2017 BW Broker warrants (ix)	-	-	-	-	234,992	144	234,992	144
	3,999,689	998	3,613,368	715	3,414,535	453	3,414,535	453

Warrants [member]
Statement Line Items [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
May 2018
Exercise price	$1.31
Share price	$0.82
Risk-free interest	2.21%
Estimated life (in years)	5
Expected volatility	87.40%
May 2018
Exercise price	$1.05
Share price	$0.81
Risk-free interest	2.20%
Estimated life (in years)	5
Expected volatility	87.40%
December 27, 2017
Exercise price	US $1.26
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%
December 27, 2017
Exercise price	US $1.2625
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%
February 21, 2017

Exercise price	$2.15
Share price	$1.70
Dividend	-
Risk-free interest	0.79%
Estimated life (in years)	1.00
Expected volatility	112.09%